Property, Plant and Equipment - Schedule of Property Plant and Equipment at Cost (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 1,706.2	$ 1,675.8
Less: accumulated depreciation	(505.6)	(448.6)
Total property, plant and equipment	1,200.6	1,227.2
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	91.4	91.4
Tank Jetties and Installation [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	1,511.4	1,475.8
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	36.3	35.0
Construction Work in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 67.1	$ 73.6